(212) 318-6027
mitchellbirner@paulhastings.com


March 8, 2004                                                        42898.00002


Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, DC  20549

Re:      Amerindo Funds Inc. (the "Fund")
         Registration No. 333-103466

Ladies and Gentlemen:

On behalf of the Fund and pursuant to Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), we hereby certify that:

         (1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 12 to the Fund's registration statement on Form N-1A
         ("Post-Effective Amendment No. 12"); and

         (2) Post-Effective Amendment No. 12 was filed electronically with the Securities and Exchange Commission on March 1, 2004, pursuant to Rule 485(b) of the Securities Act (accession no. 0001135428-04-000098).



Very truly yours,

/s/ Mitchell B. Birner

Mitchell B. Birner
for PAUL, HASTINGS, JANOFSKY & WALKER LLP